Income Taxes	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes

NOTE	15 – INCOME TAXES
The Company’s income tax expense varies from the expense that would be expected based on statutory rates due principally to its organizational structure, under which the net income attributable to the non-controlling
interest is not subject to tax. Prior to the completion of the transaction contemplated by the Business Combination Agreement, UWM was wholly-owned by SFS Corp. which elected S Corporation status for federal income tax purposes. When owned by SFS Corp., UWM was treated as a disregarded entity for federal, and most applicable state and local income tax purposes. The shareholders of SFS Corp., as shareholders of an S Corporation, are responsible for the federal and most applicable state and local income tax liabilities. A provision for state income taxes is required for certain jurisdictions where UWM is taxed as a C Corporation.
Following the closing of the Business Combination Agreement, UWM is treated as single member LLC owned by Holdings LLC. As a single member LLC, all taxable income or loss generated by UWM will pass through and be included in the income or loss of Holdings LLC. As a partnership, Holdings LLC is not subject to U.S. federal or most state and local incomes taxes. Any taxable income or loss generated by Holdings LLC after the Company’s acquisition of its portion of Holdings LLC is passed through and included in the taxable income or loss of its members, including the Company, in accordance with the terms of the Holdings LLC Agreement. The Company is a C Corporation and is subject to U.S. federal, state and local income taxes with respect to its attributable share of any taxable income of Holdings LLC.
The tax provision for interim periods is determined using an estimate of the Company’s annual effective tax rate, adjusted for discrete items, if any, that arise during the period. Each quarter, the Company updates its estimate of its annual effective tax rate, and if the estimated annual effective tax rate changes, the Company makes a cumulative adjustment in such period. The quarterly tax provision and estimate of the Company’s annual effective tax rate are subject to variation due to several factors including variability in pre-tax
income (or loss), the mix of jurisdictions to which such income relates, changes in how the Company conducts business, and tax law developments.
For the three and nine months ended September 30, 2021 the Company’s effective tax rate was 1.04% and 1.32%, respectively. The variations between the Company’s effective tax rate and the U.S. statutory rate are primarily due to the portion (approximately 94
%) of the Company’s earnings attributable to
non-controlling
interests, and the fact that the Company’s interest in Holdings LLC was acquired as part of the business combination transaction on January 21, 2021. The effective tax rate calculation for the year to date includes income only from January 21, 2021 to September 30, 2021, which represents the period in which the Company had an ownership interest in Holdings LLC.
The Company recognizes deferred tax assets to the extent it believes these assets are more-likely-than-not
to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent results of operations.

The Company recognizes uncertain income tax positions when it is not more-likely-than-not
a tax position will be sustained upon examination. As of
September
 30, 2021, the Company has not recognized any uncertain tax positions. The Company accrues interest and penalties related to uncertain tax positions as a component of the income tax provision. No interest or penalties were recognized in income tax expense for the three and nin
e

months ended
September
 30, 2021. The Company may be subject to potential examination by U.S. federal or state jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income amounts in various tax jurisdictions and compliance with U.S. federal or state tax laws. Both 2019 and 2020 remain open under applicable statute of limitations with relevant taxing authorities
.